Financial risk management - Liquidity Risk (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Non-derivative financial liabilities
Lease liabilities	£ (673)	£ (899)
Less than 1 year
Non-derivative financial liabilities
Lease liabilities	(132)	(114)
Liquidity risk
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(43,498)	(31,408)
Interest payments on borrowings	(15,306)	(14,314)
Lease liabilities	(673)	(915)
Other non-interest-bearing liabilities	(4,315)	(3,557)
Contingent consideration	(45)	(64)
Derivative financial assets
Financial liabilities	(64,774)	(50,681)
Liquidity risk | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	6,719	5,710
Liquidity risk | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(6,405)	(4,850)
Liquidity risk | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	274	27
Liquidity risk | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(63)	(27)
Liquidity risk | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	10,958	9,299
Liquidity risk | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(12,394)	(10,462)
Liquidity risk | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	2	12
Liquidity risk | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(28)	(132)
Liquidity risk | Less than 1 year
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(11,589)	(3,350)
Interest payments on borrowings	(970)	(810)
Lease liabilities	(132)	(118)
Other non-interest-bearing liabilities	(3,979)	(3,207)
Contingent consideration	(37)	(40)
Derivative financial assets
Financial liabilities	(16,698)	(7,260)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	4,512	2,162
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(4,405)	(1,700)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	234	21
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(52)	(21)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	3,149	3,773
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(3,401)	(3,899)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	1	12
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(29)	(83)
Liquidity risk | In 1 to 2 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(1,322)	(1,690)
Interest payments on borrowings	(928)	(755)
Lease liabilities	(96)	(108)
Other non-interest-bearing liabilities	(336)	(350)
Contingent consideration	(8)	(24)
Derivative financial assets
Financial liabilities	(2,805)	(2,986)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	316	926
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(282)	(834)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	37	4
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(8)	(4)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	1,008	749
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(1,189)	(877)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	1	0
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	2	(23)
Liquidity risk | In 2 to 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(2,468)	(806)
Interest payments on borrowings	(883)	(731)
Lease liabilities	(79)	(90)
Other non-interest-bearing liabilities	0	0
Contingent consideration	0	0
Derivative financial assets
Financial liabilities	(3,578)	(1,671)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	1,427	833
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(1,313)	(780)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	3	1
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(3)	(2)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	2,075	451
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(2,336)	(533)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	0
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(1)	(14)
Liquidity risk | More than 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(28,119)	(25,562)
Interest payments on borrowings	(12,525)	(12,018)
Lease liabilities	(366)	(599)
Other non-interest-bearing liabilities	0	0
Contingent consideration	0	0
Derivative financial assets
Financial liabilities	(41,693)	(38,764)
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	464	1,789
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(405)	(1,536)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	0	1
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	4,726	4,326
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(5,468)	(5,153)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	£ 0	£ (12)